Capitalized Software and Intangible Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets

Non-current assets consist of the following at June 30, 2022 and December 31, 2021:

	Estimated Useful Life (in years)	June 30, 2022	December 31, 2021
Capitalized Software	3.0	$223,390	$186,271
Accumulated amortization		(18,615)	-
Capitalized Software, net		$204,775	$186,271
Intangible Assets:
U.S. Method Patent	13.4	$967,500	$967,500
Web Domain	N/A	161,250	161,250
Trademark	N/A	483,750	483,750
Total Intangible Assets		$1,612,500	$1,612,500
Accumulated amortization		(72,112)	(36,056)
Intangible assets, net		$1,540,388	$1,576,444

Non-current assets consist of the following at December 31, 2021 and December 31, 2020:

	Estimated Useful Life (in years)	December 31, 2021	December 31, 2020
Capitalized Software	TBD	$186,271	$31,700
Intangible Assets:
U.S. Method Patent	13.4	$967,500	$-
Web Domain	N/A	161,250	-
Trademark	N/A	483,750	-
Total Intangible Assets		$1,612,500	$-
Accumulated amortization		(36,056)	-
Intangible assets, net		$1,576,444	$-